NOTE 3 - STOCKHOLDERS' DEFICIENCY (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Common Stock, Share Subscriptions but Unissued, Value (Deprecated 2009-01-31) (in Dollars)	$ 230,000
Common Stock, Shares Subscribed but Unissued	4,600,000
undefined		2,000,000
Sale of Stock, Offering of Shares (in Dollars)		2,000,000
Stockholders' Equity Note, Subscriptions Receivable (in Dollars)		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued		50,000,000	10,000,000
Stock Issued During Period, Value, Issued for Services (in Dollars)		$ 2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 0.04	$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	7,233,334
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		50,000,000